Contingent liabilities, contractual commitments and guarantees	6 Months Ended
Jun. 30, 2020
Other Provisions, Contingent Liabilities And Contingent Assets [Abstract]
Contingent liabilities, contractual commitments and guarantees

13	Contingent liabilities, contractual commitments and guarantees

		At
		30 Jun	31 Dec
		2020	2019
	Footnotes	$m	$m
Guarantees and contingent liabilities:
– financial guarantees		18,328	20,214
– performance and other guarantees		73,078	75,933
– other contingent liabilities		1,094	1,576
At the end of the period		92,500	97,723
Commitments:	1
– documentary credits and short-term trade-related transactions		6,201	6,316
– forward asset purchases and forward deposits placed		91,849	56,326
– standby facilities, credit lines and other commitments to lend		740,023	734,966
At the end of the period		838,073	797,608

1	Includes $648,156m of commitments at 30 June 2020 (31 December 2019: $600,029m), to which the impairment requirements in IFRS 9 are applied where HSBC has become party to an irrevocable commitment.
The preceding table discloses the nominal principal amounts of off-balance sheet liabilities and commitments for the Group, which represent the maximum amounts at risk should the contracts be fully drawn upon and the clients default. As a significant portion of guarantees and commitments are expected to expire without being drawn upon, the total of the nominal principal amounts is not indicative of future liquidity requirements. The expected credit loss provision relating to guarantees and commitments under IFRS 9 is disclosed in Note 12.
The majority of the guarantees have a term of less than one year, while guarantees with terms of more than one year are subject to HSBC’s annual credit review process.
Contingent liabilities arising from legal proceedings, regulatory and other matters against Group companies are disclosed in Notes 12 and 14.